Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	¥ (7)	$ (1)	¥ (15)	¥ (12)
General and administrative expenses	(2,399)	(369)	(2,662)	(2,367)
Other income	0	0	0	0
Loss before equity in undistributed earnings of subsidiaries	(2,406)	(370)	(2,677)	(2,379)
Equity in earnings of subsidiaries	(43,597)	(6,701)	(51,806)	(66,689)
Net income	¥ (46,003)	$ (7,071)	¥ (54,483)	¥ (69,068)